Leases - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Leases [Line Items]
Commitment relating to operating lease, that have not yet commenced	$ 1.0
Minimum
Leases [Line Items]
Remaining lease term, operating lease	1 year
Maximum
Leases [Line Items]
Remaining lease term, operating lease	8 years